COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	2022	2021
Vessels, rigs and equipment, net	2,460	2,107
Investments in sales-type, direct financing leases and leaseback assets	119	203
Book value of consolidated assets pledged under ship mortgages	2,579	2,310

Assets with finance lease liabilities

(in millions of $)	2022	2021
Vessels under finance lease, net	615	656
Total book value	615	656

The Company has funded its acquisition of vessels, jack-up rig and ultra-deepwater drilling unit through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As of December 31, 2022, the Company had $2.2 billion (2021: $1.9 billion) of outstanding principal indebtedness under various credit facilities and finance lease liabilities of $0.5 billion (2021: $0.5 billion).

The Company previously had a forward contract to repurchase 1.4 million shares of Frontline at a repurchase price of $16.7 million including accrued interest. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. The net amount outstanding as of December 31, 2022 was $0.0 million (December 31, 2021: $15.6 million). A net gain of $4.6 million was recognized in the Consolidated Statements of Operations in respect of the settlement. (See also Note 12: Investments in Debt and Equity Securities, Note 22: Short-term and Long-term Debt and Note 26: Related Party Transactions).
Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd., Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, North of England P&I Association Limited, The Standard Club Europe Ltd, The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited and The Britannia Steam Ship Insurance Association Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

Capital commitments

As of December 31, 2022, the Company had committed to paying approximately $35.3 million towards the procurement of scrubbers on six vessels owned or leased-in by the Company, with installations expected to take place up to the end of 2024 (December 31, 2021: no capital commitments). The cost is refundable by the charterer of the vessels.

As of December 31, 2022, the Company has committed to paying $1.6 million towards the installation of BWTS on two vessels from its fleet (December 31, 2021: $2.7 million on five vessels), with installations expected to take place up to 2023.

As of December 31, 2022, the Company had commitments under shipbuilding contracts to construct four newbuilding dual-fuel 7,000 CEU car carriers designed to use liquefied natural gas ("LNG"), totaling to $209.7 million (December 31, 2021: $254.2 million). Two of the vessels are expected to be delivered in 2023 and will immediately commence a 10-year period time charter with Volkswagen Group. The remaining two vessels are expected to be delivered in 2024 and will immediately commence a 10-year period time charter with K Line. (Refer to Note 15: Capital Improvements, Newbuildings and Vessel Purchase Deposits).

There were no other material contractual commitments as of December 31, 2022.

The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.